RECEIVABLES (Schedule of receivables) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Receivables [Abstract]
Sales taxes receivable	$ 11,945	$ 14,809
Trade receivables, net	198,478	101,208
Total receivables	$ 210,423	$ 116,017